ASSETS HELD FOR SALE (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets Held for Sale
Cash and Cash Equivalents	1
Accounts Receivable	12
Inventories	11
Plant, Property and Equipment	61
Total Assets Held for Sale (included in Other Current Assets, Note 5)	85	0
Liabilities Related to Assets Held for Sale
Accounts Payable and Other	4
Other Long-Term Liabilities	1
Total Liabilities Related to Assets Held for Sale (included in Accounts Payable and Other, Note 13)	5